Property and Equipment, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 4

Property and Equipment, net:

The following table shows the property and equipment acquired during the years ended December 31, 2021 and 2020:

	December 31,
	2021	2020
Cost
Furniture and fixtures	$13,341	$-
Software	26,219	-
Total cost	39,560	-
Accumulated depreciation	(10,050)	-

Total property and equipment, net	$29,510	$-

Deprecation and related amortization expense was $10,050 for the year ended December 31, 2021.